FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk management (Details) - 90 days past due - Credit risk management	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade receivables past due (as a percent)	2.70%	2.90%
Trade receivables past due which had an established allowance for doubtful accounts (as a percent)	11.70%	11.30%